POST-EMPLOYMENT BENEFITS - Summary of Accrued Benefit Obligations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	$ 73
Contributions by employees	34	$ 36
Net defined benefit plan (assets) accrued benefit obligations, ending balance	92	73
Domestic defined benefit plans
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	451
Current service cost	146	121
Past service recovery	0	(21)
Pension expense, recognized in employee salaries and benefits expense	(160)	(112)
Net interest cost, recognized in finance costs	10	8
Remeasurements, recognized in other comprehensive income and equity	113	154
Net defined benefit plan (assets) accrued benefit obligations, ending balance	574	451
Domestic defined benefit plans | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	2,900	2,330
Current service cost	146	121
Past service recovery	0	(21)
Net interest cost, recognized in finance costs	91	89
Benefits paid	(82)	(86)
Contributions by employees	34	36
Remeasurements, recognized in other comprehensive income and equity	276	431
Net defined benefit plan (assets) accrued benefit obligations, ending balance	3,365	2,900
Unfunded supplemental benefits for certain executives | Accrued benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Accrued benefit obligations, beginning of year	73	67
Pension expense, recognized in employee salaries and benefits expense	13	2
Net interest cost, recognized in finance costs	3	3
Benefits paid	(5)	(4)
Remeasurements, recognized in other comprehensive income and equity	8	5
Net defined benefit plan (assets) accrued benefit obligations, ending balance	$ 92	$ 73